Business Units and Related Information (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Contribution of Northern Trust's Business Units

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2013, 2012, and 2011.

CORPORATE & INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2013	2012	2011
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,443.8	$1,334.1	$1,196.4
Foreign Exchange Trading Income	238.8	193.5	315.7
Other Noninterest Income	177.3	193.6	169.7
Net Interest Income (FTE) (Note)	275.9	280.1	282.5

Revenue (FTE) (Note)	2,135.8	2,001.3	1,964.3
Provision for Credit Losses	(3.4)	(2.1)	(20.5)
Noninterest Expense	1,657.9	1,599.9	1,522.4

Income before Income Taxes (Note)	481.3	403.5	462.4
Provision for Income Taxes (Note)	145.6	114.3	168.3

Net Income	$335.7	$289.2	$294.1

Percentage of Consolidated Net Income	46%	42%	49%

Average Assets	$53,308.2	$49,904.0	$47,533.7

WEALTH MANAGEMENT RESULTS OF OPERATIONS

(In Millions)	2013	2012	2011
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,166.0	$1,071.4	$973.1
Foreign Exchange Trading Income	5.6	12.6	8.8
Other Noninterest Income	116.7	93.6	119.7
Net Interest Income (FTE) (Note)	557.7	629.9	613.7

Revenue (FTE) (Note)	1,846.0	1,807.5	1,715.3
Provision for Credit Losses	23.4	27.1	75.5
Noninterest Expense	1,215.0	1,182.3	1,214.9

Income before Income Taxes (Note)	607.6	598.1	424.9
Provision for Income Taxes (Note)	229.2	226.4	168.7

Net Income	$378.4	$371.7	$256.2

Percentage of Consolidated Net Income	52%	54%	42%

Average Assets	$22,887.6	$23,917.9	$23,861.5

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2013	2012	2011
Noninterest Income	$8.0	$7.0	$(22.6)
Net Interest Income (FTE) (Note)	132.0	121.1	153.1

Revenue (FTE) (Note)	140.0	128.1	130.5
Visa Indemnification Benefit	–	–	(23.1)
Noninterest Expense (Excluding Visa Indemnification Benefit)	120.9	96.6	117.0

Income before Income Taxes (Note)	19.1	31.5	36.6
Provision (Benefit) for Income Taxes (Note)	1.9	5.1	(16.7)

Net Income	$17.2	$26.4	$53.3

Percentage of Consolidated Net Income	2%	4%	9%

Average Assets	$18,661.9	$19,153.6	$20,552.7

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2013	2012	2011
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,609.8	$2,405.5	$2,169.5
Foreign Exchange Trading Income	244.4	206.1	324.5
Other Noninterest Income	302.0	294.2	266.8
Net Interest Income (FTE) (Note)	965.6	1,031.1	1,049.3

Revenue (FTE) (Note)	4,121.8	3,936.9	3,810.1
Provision for Credit Losses	20.0	25.0	55.0
Visa Indemnification Benefit	–	–	(23.1)
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,993.8	2,878.8	2,854.3

Income before Income Taxes (Note)	1,108.0	1,033.1	923.9
Provision for Income Taxes (Note)	376.7	345.8	320.3

Net Income	$731.3	$687.3	$603.6

Average Assets	$94,857.7	$92,975.5	$91,947.9

Note: Stated on an FTE basis. The consolidated figures include $32.5 million, $40.8 million, and $40.2 million, of FTE adjustments for 2013, 2012, and 2011, respectively.

Distribution of Total Assets and Operating Performance

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE	INCOME BEFORE INCOME TAXES	NET INCOME
2013
Non-U.S.	$30,241.3	$1,101.0	$272.4	$201.3
U.S.	72,706.0	2,988.3	803.1	530.0

Total	$102,947.3	$4,089.3	$1,075.5	$731.3

2012
Non-U.S.	$29,198.4	$992.5	$194.9	$147.6
U.S.	68,265.4	2,903.6	797.4	539.7

Total	$97,463.8	$3,896.1	$992.3	$687.3

2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

Note: Total revenue is comprised of net interest income and noninterest income.